UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)

Government National Mortgage Association Pass-Through Certificates 4.50%, TBA, 11/1/46			$3,000,000	$3,237,656

				3,237,656
U.S. Government Agency Mortgage Obligations (57.3%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 11/1/46			5,000,000	5,632,869
4.50%, TBA, 12/1/46			2,000,000	2,184,375
4.50%, TBA, 11/1/46			2,000,000	2,185,938
4.00%, TBA, 11/1/46			2,000,000	2,141,562
3.50%, TBA, 12/1/46			114,000,000	119,563,154
3.50%, TBA, 11/1/46			122,000,000	128,082,225
2.50%, TBA, 12/1/46			20,000,000	19,928,324
2.50%, TBA, 11/1/46			56,000,000	55,895,560

				335,614,007

Total U.S. government and agency mortgage obligations (cost $340,285,898)				$338,851,663

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 2/15/41(i)			$85,777	$113,475

Total U.S. treasury obligations (cost $113,475)				$113,475

MORTGAGE-BACKED SECURITIES (50.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.642%, 4/15/37			$114,391	$191,449
IFB Ser. 2979, Class AS, 22.313%, 3/15/34			7,208	7,549
IFB Ser. 3072, Class SM, 21.837%, 11/15/35			221,510	349,734
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			3,598,178	607,013
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			2,091,445	323,965
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			3,556,170	545,648
Ser. 4546, Class TI, 4.00%, 12/15/45			8,140,537	956,513
Ser. 4462, IO, 4.00%, 4/15/45			3,500,332	578,920
Ser. 4425, IO, 4.00%, 1/15/45			9,289,428	1,202,517
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			7,182,244	1,185,070
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			5,708,195	838,089
Ser. 4062, Class DI, IO, 4.00%, 9/15/39			8,617,581	819,686
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			15,238,821	2,191,800
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			11,601,874	1,218,197
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			8,193,083	719,353
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			6,580,612	820,773
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			5,962,757	743,711
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			3,107,295	372,880
Ser. 304, Class C37, IO, 3.50%, 12/15/27			3,691,016	385,641
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			13,369,470	1,369,034
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			6,152,559	610,949
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			3,851,979	284,234
FRB Ser. 57, Class 1AX, IO, 0.375%, 7/25/43			3,308,526	35,405
Ser. 3326, Class WF, zero %, 10/15/35			2,204	1,752

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 36.696%, 7/25/36			169,251	337,805
IFB Ser. 07-53, Class SP, 22.242%, 6/25/37			187,826	300,282
IFB Ser. 08-24, Class SP, 21.325%, 2/25/38			182,155	258,269
IFB Ser. 05-75, Class GS, 18.648%, 8/25/35			146,533	205,045
IFB Ser. 05-83, Class QP, 16.006%, 11/25/34			221,305	288,765
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			7,450,017	1,789,417
IFB Ser. 13-18, Class SB, IO, 5.616%, 10/25/41			2,908,293	328,346
Ser. 374, Class 6, IO, 5.50%, 8/25/36			327,320	69,974
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42			4,863,737	797,395
Ser. 378, Class 19, IO, 5.00%, 6/25/35			1,051,239	169,084
Ser. 15-16, Class MI, IO, 4.50%, 4/25/45			5,229,426	954,370
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			1,568,234	326,389
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			10,472,876	1,233,485
Ser. 409, Class 81, IO, 4.50%, 11/25/40			4,940,264	809,507
Ser. 409, Class 82, IO, 4.50%, 11/25/40			6,133,239	1,004,741
Ser. 366, Class 22, IO, 4.50%, 10/25/35			240,550	11,388
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			5,963,009	692,434
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			4,134,711	636,539
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			3,956,872	548,089
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			3,108,924	449,258
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			2,392,456	279,970
Ser. 409, Class C16, IO, 4.00%, 11/25/40			3,811,416	536,647
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			5,626,668	430,440
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			5,248,885	459,277
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			4,630,074	437,542
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			5,217,084	362,535
FRB Ser. 03-W10, Class 1, IO, 0.621%, 6/25/43			492,294	6,230
Ser. 99-51, Class N, PO, zero %, 9/17/29			22,343	19,559

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.717%, 3/30/30			2,405,988	51,127

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.624%, 9/20/43			2,115,070	354,930
IFB Ser. 14-119, Class SA, IO, 5.074%, 8/20/44			8,548,773	1,335,746
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			2,969,620	491,680
Ser. 14-76, IO, 5.00%, 5/20/44			3,798,341	723,294
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43			2,419,213	390,751
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			8,861,672	959,090
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43			5,879,934	1,040,137
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			5,194,123	942,967
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			2,899,428	527,522
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			2,672,479	488,556
Ser. 12-146, IO, 5.00%, 12/20/42			2,612,925	480,935
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			1,962,274	325,463
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			1,560,708	112,314
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			1,110,253	46,827
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			1,022,303	80,321
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			905,620	167,222
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			2,743,768	481,614
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			12,441,088	2,263,706
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			6,379,709	1,183,500
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			2,414,111	410,705
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			4,191,605	859,279
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			20,427,471	1,905,474
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44			4,688,233	642,429
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			5,349,246	956,178
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43			7,313,007	1,071,209
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			5,286,494	904,440
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			1,214,450	170,922
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			631,350	26,156
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			330,731	37,376
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			5,446,851	863,326
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			8,707,896	1,469,109
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,913,208	819,071
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			5,534,263	890,109
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			3,285,579	546,678
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			2,471,245	526,499
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			1,155,366	106,606
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			3,410,380	274,297
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			706,791	17,917
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			12,389,204	1,826,912
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			5,985,584	1,267,992
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			8,442,502	1,105,411
Ser. 15-40, IO, 4.00%, 3/20/45			6,768,181	1,354,753
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			6,904,386	1,104,426
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			2,566,405	400,531
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			12,603,559	1,407,187
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			2,456,467	363,164
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			2,242,559	352,788
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42(F)			6,817,573	1,181,866
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			5,784,645	918,219
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			5,329,947	961,405
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			8,123,891	781,924
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			6,911,663	700,359
Ser. 13-76, IO, 3.50%, 5/20/43			9,535,186	1,115,521
Ser. 13-28, IO, 3.50%, 2/20/43			2,994,750	360,891
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			4,608,054	533,521
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			6,475,093	749,686
Ser. 13-14, IO, 3.50%, 12/20/42			14,079,695	1,657,602
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			4,785,758	551,654
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			5,269,463	926,372
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			6,384,971	1,198,842
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			3,009,840	587,963
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			9,390,059	1,152,001
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			6,807,116	622,851
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			5,386,604	687,993
Ser. 16-H23, Class NI, IO, 2.83%, 10/20/66			29,810,000	4,429,766
Ser. 16-H17, Class KI, IO, 2.466%, 7/20/66			5,786,178	766,530
Ser. 15-H20, Class CI, IO, 2.442%, 8/20/65			11,584,139	1,475,310
Ser. 15-H15, Class BI, IO, 2.417%, 6/20/65			6,815,763	856,074
Ser. 15-H24, Class AI, IO, 2.391%, 9/20/65			10,701,161	1,250,966
Ser. 15-H10, Class BI, IO, 2.274%, 4/20/65			7,546,425	905,797
Ser. 16-H09, Class BI, IO, 2.186%, 4/20/66			13,606,253	1,681,719
Ser. 16-H16, Class EI, IO, 2.167%, 6/20/66			8,272,292	1,072,916
Ser. 16-H03, Class DI, IO, 2.039%, 12/20/65			11,263,138	1,163,043
Ser. 16-H03, Class AI, IO, 2.001%, 1/20/66			10,290,576	1,258,630
Ser. 15-H25, Class EI, IO, 1.849%, 10/20/65			10,559,789	1,085,546
Ser. 15-H20, Class AI, IO, 1.837%, 8/20/65			10,737,050	1,118,801
Ser. 16-H02, Class HI, IO, 1.827%, 1/20/66			13,463,817	1,474,288
Ser. 16-H10, Class AI, IO, 1.826%, 4/20/66			23,675,705	2,263,397
FRB Ser. 15-H08, Class CI, IO, 1.792%, 3/20/65			8,037,314	797,213
Ser. 16-H06, Class DI, IO, 1.728%, 7/20/65			16,031,978	1,736,263
Ser. 15-H23, Class BI, IO, 1.726%, 9/20/65			11,627,920	1,136,048
Ser. 13-H08, Class CI, IO, 1.672%, 2/20/63			14,547,618	1,037,245
Ser. 16-H14, IO, 1.67%, 6/20/66			10,283,122	948,104
Ser. 16-H06, Class CI, IO, 1.609%, 2/20/66			14,604,993	1,330,515
Ser. 14-H21, Class BI, IO, 1.544%, 10/20/64			13,686,095	1,041,512
Ser. 15-H26, Class CI, IO, 0.576%, 8/20/65			34,543,955	856,690
Ser. 06-36, Class OD, PO, zero %, 7/16/36			7,096	6,154

				108,612,507
Commercial mortgage-backed securities (19.6%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695%, 7/10/46			452,623	448,945

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.343%, 2/10/51			132,007,014	314,322

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.403%, 10/10/45			581,395	581,194

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(F)			2,750,000	2,544,847
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			1,026,000	995,220
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(F)			1,484,511	1,475,683

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.436%, 3/11/39			1,877,000	844,650
FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			1,554,000	388,500
FRB Ser. 06-PW14, Class XW, IO, 0.583%, 12/11/38			15,849,263	66,567

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.116%, 11/15/44			2,160,000	2,096,179
FRB Ser. 07-CD5, Class XS, IO, 0.148%, 11/15/44			44,684,258	33,750

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.741%, 12/15/47			1,068,000	1,079,322
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			2,275,000	2,063,653

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.876%, 9/10/45			2,053,000	1,923,045
FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47			951,000	778,298

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 5.758%, 5/15/46			2,669,000	2,632,093
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			736,000	736,000

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			1,755,510	1,346,129

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.813%, 12/10/49			1,138,000	1,124,632
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			2,923,000	2,879,155

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.169%, 10/10/46			284,000	268,664
FRB Ser. 13-CR9, Class D, 4.256%, 7/10/45			2,441,000	2,276,233
Ser. 13-LC13, Class E, 3.719%, 8/10/46			1,331,000	933,164
Ser. 14-CR18, Class E, 3.60%, 7/15/47			1,371,000	894,440

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.611%, 12/15/39			10,422,928	38,565

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			1,169,871	1,168,116

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			2,109,000	1,769,293

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087%, 8/10/42			765,685	765,815

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			3,020,193	2,971,870

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			179,379	179,935

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			1,084,000	993,920
FRB Ser. 05-GG4, Class XC, IO, 0.667%, 7/10/39(F)			1,432,188	2,148

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.32%, 11/10/46			1,693,000	1,389,445
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,347,000	1,259,849
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47(F)			4,405,000	3,705,687
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			2,204,000	1,772,854

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.046%, 11/15/45			1,650,000	1,598,760
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			2,236,000	1,909,544
FRB Ser. 13-C14, Class E, 4.562%, 8/15/46			1,178,000	968,905
FRB Ser. C14, Class D, 4.562%, 8/15/46			1,063,000	997,463
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47			914,000	660,822
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47			2,308,000	1,756,157
Ser. 14-C25, Class E, 3.332%, 11/15/47			1,823,000	1,114,400

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.079%, 2/12/51			1,225,830	1,224,236
FRB Ser. 06-LDP7, Class B, 5.925%, 4/17/45			1,231,000	225,889
FRB Ser. 06-LDP6, Class B, 5.653%, 4/15/43			144,407	144,407
Ser. 06-LDP8, Class B, 5.52s, 5/15/45			662,120	668,661
FRB Ser. 05-LDP2, Class E, 4.981%, 7/15/42			870,000	868,608

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.179%, 2/12/51			1,087,000	1,021,780
FRB Ser. 07-CB20, Class C, 6.179%, 2/12/51			1,904,000	1,675,520
FRB Ser. 11-C3, Class F, 5.614%, 2/15/46			1,113,000	1,137,375
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			1,027,000	939,903
Ser. 13-C13, Class E, 3.986%, 1/15/46			1,537,000	1,236,055
Ser. 13-C10, Class E, 3.50%, 12/15/47			1,865,000	1,355,855
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			1,249,000	923,760
FRB Ser. 07-CB20, Class X1, IO, 0.313%, 2/12/51			74,975,255	169,137

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31(F)			455,207	462,240
Ser. 98-C4, Class J, 5.60%, 10/15/35			965,000	991,345

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39			3,168,000	696,105
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			3,041,000	760,250

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.261%, 4/20/48			977,000	848,788

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263%, 2/12/51			428,000	439,342
Ser. 06-C2, Class AJ, 5.802%, 8/12/43(F)			190,007	190,482
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			2,548,342	2,522,814

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.263%, 2/12/51			812,000	822,475

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			48,105	1,467
FRB Ser. 07-C5, Class X, IO, 5.449%, 12/15/49			1,702,540	103,514

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147%, 12/12/49			893,000	892,107

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 4.831%, 2/15/47			2,190,600	1,925,318
Ser. 14-C17, Class D, 4.698%, 8/15/47			1,803,000	1,484,223
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			830,000	646,072
FRB Ser. 13-C10, Class E, 4.084%, 7/15/46			2,426,000	2,031,290
Ser. 14-C17, Class E, 3.50%, 8/15/47			1,673,000	1,069,382
Ser. 14-C19, Class D, 3.25%, 12/15/47			1,200,000	906,125

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			3,417,000	3,410,553
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			2,693,000	1,615,800
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,600,000	1,598,508
FRB Ser. 06-HQ8, Class C, 5.422%, 3/12/44			1,300,000	1,287,000
FRB Ser. 06-HQ8, Class D, 5.422%, 3/12/44			2,090,000	1,547,812

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.275%, 1/11/43			798,000	796,723

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			1,079,028	984,505

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)			376,000	11,731

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			1,208,361	90,627

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.346%, 4/10/46			649,000	594,549

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.109%, 6/15/45			3,695,000	2,773,837
Ser. 07-C30, Class AJ, 5.413%, 12/15/43(F)			1,237,000	1,234,157
FRB Ser. 07-C34, IO, 0.294%, 5/15/46			25,705,288	51,411

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41			1,500,000	1,402,500

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 10/15/45			1,094,000	935,698
FRB Ser. 13-LC12, Class D, 4.297%, 7/15/46			456,000	415,166
Ser. 14-LC18, Class D, 3.957%, 12/15/47			1,734,000	1,339,514

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C17, Class D, 5.124%, 12/15/46			1,339,000	1,276,603
Ser. 12-C6, Class E, 5.00%, 4/15/45			1,243,000	1,020,130
Ser. 11-C4, Class F, 5.00%, 6/15/44			1,993,000	1,803,067
FRB Ser. 13-C16, Class D, 4.982%, 9/15/46			981,000	927,143
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			2,746,000	2,061,422
FRB Ser. 13-C18, Class D, 4.665%, 12/15/46			530,000	502,103
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			1,805,000	1,634,419
Ser. 14-C19, Class D, 4.234%, 3/15/47			2,677,000	2,163,929
Ser. 13-C12, Class E, 3.50%, 3/15/48			1,664,000	1,281,446

				114,893,111
Residential mortgage-backed securities (non-agency) (12.4%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 0.695%, 6/26/35			447,204	429,823

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.459%, 4/25/34			892,295	885,482

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.409%, 9/25/34			76,336	43,496

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.834%, 7/25/25 (Bermuda)			1,062,000	1,079,258

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 1.786%, 6/25/46			1,292,304	1,150,150
FRB Ser. 06-OA10, Class 1A1, 1.483%, 8/25/46			862,375	626,712
FRB Ser. 06-OA7, Class 1A2, 1.463%, 6/25/46			1,420,169	1,168,089
FRB Ser. 05-38, Class A3, 0.884%, 9/25/35			1,889,785	1,676,688
FRB Ser. 05-59, Class 1A1, 0.856%, 11/20/35			3,345,203	2,856,207
FRB Ser. 07-OH1, Class A1D, 0.744%, 4/25/47			1,214,210	915,853
FRB Ser. 06-OA10, Class 4A1, 0.724%, 8/25/46			7,890,822	5,734,655

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class B, 13.284%, 9/25/28			509,881	623,783
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.034%, 1/25/25			2,352,169	2,719,591
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.034%, 10/25/28			440,000	488,852
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.034%, 5/25/28			2,221,824	2,461,605
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.534%, 7/25/28			2,035,805	2,194,580
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 9.884%, 4/25/28			1,495,923	1,601,776
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.084%, 12/25/27			1,395,748	1,422,281
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.684%, 11/25/28			1,500,000	1,580,001
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.184%, 10/25/28			570,000	594,381
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, 4.334%, 3/25/29			430,000	424,759

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.284%, 10/25/28			680,000	837,680
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.784%, 9/25/28			2,320,000	2,823,788
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.284%, 10/25/28			1,300,000	1,524,503
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.284%, 8/25/28			1,820,000	2,162,602
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 11.284%, 1/25/29			953,000	1,062,006
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 10.784%, 1/25/29			2,160,000	2,385,226
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.434%, 10/25/28			4,505,000	4,850,992
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.234%, 4/25/28			5,621,000	5,993,893
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.084%, 4/25/28			640,000	681,062
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.534%, 7/25/25			5,513,000	5,785,313
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.534%, 7/25/25			1,920,000	2,037,348
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.084%, 2/25/25			788,209	818,239
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 4.784%, 1/25/29			550,000	554,895
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.534%, 5/25/25			204,000	211,024
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.534%, 5/25/25			307,000	316,643

MortgageIT Trust FRB Ser. 05-3, Class M2, 1.064%, 8/25/35			565,296	496,442

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.747%, 3/26/47			1,200,000	745,200

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.714%, 1/25/37			1,686,452	1,406,740

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.733%, 9/25/35(F)			406,744	395,554
FRB Ser. 05-AR19, Class A1C3, 1.034%, 12/25/45			1,989,713	1,796,711
FRB Ser. 05-AR13, Class A1C3, 1.024%, 10/25/45			4,681,312	4,018,182
FRB Ser. 05-AR19, Class A1C4, 0.934%, 12/25/45			1,133,952	977,636

				72,559,701

Total mortgage-backed securities (cost $312,827,040)				$296,065,319

CORPORATE BONDS AND NOTES (32.6%)(a)
			Principal amount	Value

Basic materials (3.2%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$353,000	$359,178

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			426,000	447,300

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			371,000	444,273

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			207,000	227,700

ArcelorMittal SA sr. unsec. unsub. notes 8.00%, 10/15/39 (France)			70,000	75,250

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			270,000	274,050

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			517,000	553,190

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			209,000	245,575

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			353,000	358,295

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			530,000	535,963

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			866,000	995,900

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			485,000	501,975

Cemex SAB de CV 144A company guaranty sr. notes 6.50%, 12/10/19 (Mexico)			420,000	448,350

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			250,000	255,313

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			445,000	431,650

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			240,000	228,000

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			750,000	770,625

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			189,000	195,615

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			463,000	438,114

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			360,000	355,050

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			223,000	213,523

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			208,000	212,680

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			340,000	352,750

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			35,000	32,113

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			625,000	707,813

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			498,000	508,583

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			100,000	103,500

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			546,000	566,584

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			315,000	344,138

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			80,000	89,600

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			265,000	260,363

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			515,000	542,038

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			187,000	189,805

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			320,000	340,800

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			935,000	972,400

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			45,000	50,063

Perstorp Holding AB 144A company guaranty sr. notes 8.75%, 5/15/17 (Sweden)			653,000	653,000

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			105,000	113,006

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			502,000	539,650

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			320,000	338,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			140,000	148,050

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			129,000	135,934

Smurfit Kappa Acquisitions 144A company guaranty sr. unsec. notes 4.875%, 9/15/18 (Ireland)			200,000	206,750

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			278,000	330,823

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			276,000	287,730

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			110,000	116,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			45,000	46,575

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 10/1/21			70,000	72,975

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			384,000	316,800

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			310,000	320,850

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			285,000	297,825

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			266,000	283,290

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			125,000	113,750

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			463,000	501,198

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			445,000	468,363

				18,919,138
Capital goods (2.3%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			1,115,000	1,165,175

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			585,000	587,925

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			503,000	568,390

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			280,000	280,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			367,000	367,918

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			630,000	664,650

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			419,000	432,618

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			524,000	527,930

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			155,000	163,913

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			240,000	249,600

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			154,000	156,695

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			553,000	612,448

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			145,000	162,763

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)			237,000	246,480

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			818,000	770,965

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			537,000	546,505

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			158,000	212,684

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			756,000	868,455

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			602,000	586,198

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			514,000	526,850

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			215,000	224,675

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			744,000	780,277

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)			100,000	104,475

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			329,000	351,619

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			133,000	135,328

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			761,000	808,563

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			395,000	415,738

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			540,000	569,700

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			330,000	349,388

				13,437,925
Communication services (4.2%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			400,000	412,000

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			800,000	838,000

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			910,000	945,263

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			400,000	424,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			618,000	642,720

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			237,000	242,778

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			563,000	593,965

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			112,000	116,690

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			815,000	841,488

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			348,000	357,570

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			95,000	101,413

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			469,000	456,103

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			381,000	375,285

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			646,000	604,010

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			124,000	130,510

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			820,000	924,550

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			480,000	424,800

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			610,000	545,188

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			305,000	307,097

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			348,000	356,317

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			520,000	540,800

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			142,000	150,875

Frontier Communications Corp. sr. unsec. notes 6.25%, 9/15/21			160,000	152,000

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			115,000	102,350

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)			259,000	244,263

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			270,000	198,450

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			15,510	15,588

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			49,000	15,925

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			90,000	29,700

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			140,000	144,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/21			150,000	154,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			170,000	173,400

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			475,000	488,063

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			88,000	91,960

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			382,000	416,539

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			775,000	792,438

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			450,000	453,938

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			745,000	685,400

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			238,000	246,925

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			695,000	723,669

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			656,000	721,600

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			929,000	919,710

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			465,000	476,044

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			290,000	291,450

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			658,000	697,480

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			320,000	343,002

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			291,000	306,278

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			455,000	480,594

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	680,000	822,255

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5.625%, 4/15/23 (Germany)		EUR	115,200	134,308

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5.75%, 1/15/23 (Germany)		EUR	88,290	102,930

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5.125%, 1/21/23 (Germany)		EUR	433,350	500,442

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$662,000	690,963

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	481,500	615,565

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$609,000	586,163

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			396,000	415,800

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	290,000	323,919

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$659,000	583,215

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)		EUR	115,000	127,751

				24,600,574
Consumer cyclicals (4.9%)

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			$120,000	120,600

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			159,000	165,161

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			355,000	355,888

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			377,000	395,850

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			503,000	462,448

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			222,000	112,665

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			344,000	368,080

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			535,000	551,050

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			225,000	227,813

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			370,000	393,125

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			562,000	618,903

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			195,000	208,163

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			105,000	109,069

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			235,000	243,711

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			165,000	169,538

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			140,000	140,175

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			298,000	287,570

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			865,000	881,003

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			520,000	509,600

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			210,000	196,744

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			155,000	165,075

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			440,000	467,500

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			430,000	438,600

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			80,000	81,566

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			275,000	274,189

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			400,000	426,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			165,000	175,313

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	541,000	420,986

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$195,000	223,283

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			320,000	325,400

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			65,000	65,163

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			364,000	384,566

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			674,000	511,398

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			289,000	300,560

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			168,000	182,910

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			71,000	70,290

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			280,000	272,300

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			457,000	524,979

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			190,000	209,000

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			130,000	134,550

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			307,000	323,118

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			56,000	60,060

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			125,000	133,594

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			200,000	208,000

LG FinanceCo Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			353,000	355,648

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			165,000	164,588

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			126,000	130,410

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			537,000	535,658

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			410,000	455,100

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			67,000	71,188

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			337,000	375,755

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			303,000	296,183

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			260,000	243,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			721,000	567,337

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			220,000	181,500

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			350,000	347,375

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			207,000	215,798

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			246,000	250,920

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			315,000	329,175

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			209,000	217,621

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			296,000	313,146

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			513,000	530,955

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			439,000	454,914

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			241,000	239,193

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			290,000	291,450

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			265,000	302,100

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			400,000	416,000

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			390,000	392,925

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			312,000	319,800

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			430,000	445,050

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18			555,000	575,119

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			365,000	374,581

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,203,000	1,112,775

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			115,000	96,456

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			345,000	366,942

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			777,000	786,713

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			263,000	279,438

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			676,000	696,280

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			240,000	259,800

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			25,000	26,813

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			100,000	106,745

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			501,000	517,909

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			50,000	52,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			417,000	418,927

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			747,000	765,675

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			165,000	171,188

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			185,000	190,550

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6.75%, 6/15/21 (United Kingdom)		EUR	113,000	126,865

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			$420,000	420,000

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			229,000	229,000

				28,913,871
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			795,000	830,775

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			170,000	175,525

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes 5.125%, 10/1/24			105,000	106,575

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			573,000	600,934

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			310,000	325,888

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			297,000	259,133

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			241,000	242,205

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,061,000	1,116,703

Constellation Brands, Inc. company guaranty sr. unsec. notes 4.25%, 5/1/23			115,000	121,900

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			330,000	351,450

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			150,000	154,125

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			295,000	307,538

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			295,000	306,800

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			215,000	219,300

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			202,000	206,545

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			320,000	333,200

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			540,000	545,400

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/1/24			161,000	165,830

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			473,000	499,015

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			95,880	50,337

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			454,000	510,750

				7,429,928
Energy (6.4%)

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			178,000	181,560

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			238,000	239,785

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			324,000	328,860

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 4/1/21			146,000	139,065

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			295,000	237,475

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			41,000	34,338

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			634,000	427,950

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			211,500	104,164

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			386,000	391,549

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			448,000	459,200

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			204,000	209,610

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			250,000	230,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			81,000	67,028

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			417,000	429,510

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			140,000	140,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			878,000	687,035

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			394,000	449,653

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			345,000	348,450

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			210,000	245,862

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			405,000	422,213

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			428,000	440,840

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			300,000	292,500

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			1,080,000	1,212,036

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			108,000	88,560

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			208,000	179,400

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			180,000	187,650

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			240,000	246,600

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			196,000	193,060

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			324,000	320,760

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			270,000	288,120

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	414,561

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			3,960,000	4,380,750

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			4,115,000	4,048,131

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			960,000	950,592

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			2,394,000	2,411,357

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			1,255,000	466,195

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			2,067,000	749,140

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			2,345,000	871,097

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)			340,000	342,210

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			525,000	453,994

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)			1,440,000	1,615,104

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			5,265,000	5,085,990

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			425,000	431,375

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			192,000	184,320

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			58,000	55,390

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22			100,000	109,000

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			720,000	761,400

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			210,000	223,125

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			265,000	269,638

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			950,000	46,313

SandRidge Energy, Inc. company guaranty notes 8.75%, 6/1/20(F)			380,000	760

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			286,000	304,590

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22(F)			45,000	5

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			294,000	298,410

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			208,000	193,440

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			90,000	89,775

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			515,000	517,575

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			210,000	210,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			105,000	104,738

Tervita Corp. 144A company guaranty sr. notes 9.00%, 11/15/18 (Canada)		CAD	103,000	75,255

Tervita Corp. 144A sr. notes 8.00%, 11/15/18 (Canada)			$125,000	123,750

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			105,000	6,038

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			70,000	17,850

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21			106,000	97,520

Whiting Petroleum Corp. company guaranty sr. unsec. sub. notes 6.50%, 10/1/18			265,000	261,025

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			340,000	353,016

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			469,000	474,863

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			107,000	115,560

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			444,000	467,865

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			459,000	457,853

				37,262,403
Financials (4.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			778,000	748,825

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			543,000	648,885

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			1,320,000	1,488,300

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			220,000	225,225

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			163,000	218,322

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)			250,000	254,219

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			148,000	155,215

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			185,000	200,725

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			175,000	187,091

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			255,000	270,938

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			310,000	331,313

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			315,000	335,869

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			380,000	399,950

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			443,000	447,430

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			372,000	373,860

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			273,000	166,530

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			500,000	594,375

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			379,000	450,536

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			371,000	383,058

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			360,000	356,400

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66			172,000	82,130

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			161,000	156,975

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			475,000	485,545

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			175,000	171,938

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			440,000	418,550

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			20,000	22,000

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			25,000	24,910

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			670,000	864,656

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			320,000	356,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			185,000	188,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			499,000	495,258

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			228,000	235,980

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			275,000	284,625

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			560,000	562,800

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			230,000	218,370

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			410,000	376,175

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			235,000	232,662

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			550,000	585,992

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			600,000	613,500

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			500,000	543,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.00%, 6/1/20			1,385,000	1,397,119

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			238,000	238,893

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			158,000	118,500

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			344,000	356,470

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	400,000	469,400

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			$456,000	460,560

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			150,000	161,625

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			468,000	500,783

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			200,000	206,206

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			2,486,000	2,621,537

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			5,600,000	5,845,000

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			450,000	479,813

				28,012,863
Health care (2.3%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			455,000	469,788

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			195,000	191,100

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			442,000	414,375

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			395,000	420,675

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			125,000	131,126

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			235,000	233,972

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			305,000	309,575

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			594,000	452,925

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			298,000	172,095

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			65,000	63,375

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			563,000	482,773

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			489,000	514,673

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			295,000	252,963

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)			200,000	168,500

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			540,000	471,150

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			323,000	330,671

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			256,000	267,520

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			809,000	896,979

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			128,000	145,760

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			120,000	122,484

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			370,000	372,035

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			157,000	169,168

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			329,000	304,325

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			160,000	167,200

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			270,000	280,967

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			220,000	229,506

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			577,000	598,638

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			1,075,000	1,128,750

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			220,000	226,050

Tenet Healthcare Corp. company guaranty sr. bonds 4.50%, 4/1/21			80,000	80,000

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			228,000	226,860

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20			390,000	392,925

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			833,000	876,733

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			80,000	81,800

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			393,000	413,978

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20			53,000	45,713

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			370,000	292,300

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			413,000	325,238

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			90,000	73,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			195,000	153,075

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			317,000	274,205

				13,225,745
Technology (1.5%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			126,000	41,580

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			1,085,000	881,563

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5.75%, 4/15/23			374,000	394,570

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			583,000	612,150

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24			910,000	996,864

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			80,000	96,935

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			440,000	471,178

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			450,000	471,375

First Data Corp. 144A notes 5.75%, 1/15/24			435,000	441,525

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	388,125

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			226,000	226,000

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			544,000	550,800

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			503,000	519,976

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			132,000	138,105

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			430,000	456,875

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			433,000	447,246

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			57,000	62,914

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	380,000	433,831

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6.875%, 4/30/21 (Germany)		EUR	515,000	595,214

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			$532,000	573,230

				8,800,056
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			475,000	458,375

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			864,000	876,960

				1,335,335
Utilities and power (1.6%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			965,000	974,650

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			160,000	160,800

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			310,000	350,300

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			135,000	149,929

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			790,000	768,275

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			110,000	114,675

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			85,000	89,569

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			615,000	674,099

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			40,000	38,575

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			783,000	792,466

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			380,000	363,850

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			577,000	719,424

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11.75%, 3/1/22 (In default)(NON)			321,338	413,722

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			416,000	453,440

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			190,000	193,111

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			329,000	245,928

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			100,000	103,875

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			617,000	644,765

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			393,000	368,068

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			272,000	267,624

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			195,000	209,244

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			396,000	443,508

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			280,000	288,357

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			457,000	464,998

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. company guaranty sr. notes 11.50%, 10/1/20			205,000	2,050

				9,295,302

Total corporate bonds and notes (cost $191,104,653)				$191,233,140

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
			Principal amount/units	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$3,472,000	$3,586,137

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			3,375,000	3,683,531

Brazil (Federal Republic of) sr. unsec. unsub. notes 10.00%, 1/1/17 (Brazil) (units)		BRL	6,400	2,058,233

Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)			$2,020,000	2,227,050

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			2,688,000	2,967,701

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			100,000	114,750

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			2,408,000	2,492,280

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			250,000	261,250

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			620,000	688,200

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			65,000	66,300

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			375,000	423,281

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)			1,650,000	1,674,750

Egypt (Government of) 144A sr. unsec. notes 5.875%, 6/11/25 (Egypt)			1,437,000	1,331,840

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	3,255,000	3,518,579

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	880,000	885,995

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	618,000	387,738

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/39 (Greece)		EUR	410,000	257,687

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	1,555,472	978,375

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	1,990,000	1,271,218

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	1,892,211	1,316,721

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	4,103,295	2,904,433

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	3,244,624	2,369,764

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	851,000	656,882

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	2,180,811	1,701,837

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	113,000	90,232

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	3,517,365	2,886,354

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	327,000

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			1,555,000	1,955,413

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			200,000	242,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			1,355,000	1,368,550

Mexico (Republic of) sr. unsec. notes 5.75%, 10/12/10 (Mexico)			1,030,000	1,054,084

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			465,000	490,289

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			1,281,000	2,240,149

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,400,000	1,541,750

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 5/31/40 (Ukraine)			648,000	204,813

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			316,000	300,232

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			650,000	272,188

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9.25%, 9/15/27 (Venezuela)			605,000	303,256

Total foreign government and agency bonds and notes (cost $52,843,808)				$51,100,842

SENIOR LOANS (2.2%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			$536,306	$519,546

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			329,000	329,685

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18			319,198	272,914

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			508,000	417,512

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			1,152,549	1,272,126

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			880,747	879,922

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 4.00%, 10/17/23			975,000	977,438

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			630,000	671,580

Cortes NP Acquistion Corp. bank term loan FRN Ser. B, 6.00%, 9/29/23			175,000	174,125

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			82,557	82,867

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			278,588	278,645

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21			90,000	91,800

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			201,008	197,714

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			485,995	409,208

Hanson Building Products North America bank term loan FRN 6.50%, 3/13/22			175,000	174,672

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.274%, 1/30/19			743,000	562,358

Jeld-Wen, Inc. bank term loan FRN 5.25%, 10/15/21			361,322	362,376

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			237,600	238,986

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6.00%, 1/6/22			615,000	619,100

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			363,486	342,434

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			372,188	374,165

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			389,096	357,141

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			180,838	175,921

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			337,450	340,169

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			415,000	415,778

Reynolds Group Holdings, Inc. bank term loan FRN 4.25%, 2/5/23			325,000	325,628

ROC Finance, LLC bank term loan FRN 5.00%, 6/20/19			756,289	754,398

Solenis International LP bank term loan FRN 7.75%, 7/31/22			84,000	82,005

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			134,913	125,019

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			265,501	258,421

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			1,053,286	306,770

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			10,810	3,148

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 5.25%, 8/5/20			231,609	231,191

Total senior loans (cost $13,594,938)				$12,624,762

COMMON STOCKS (0.1%)(a)
			Shares	Value

Halcon Resources Corp.(NON)			24,782	$221,799

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			22,950	230

Milagro Oil & Gas, Inc. (Units)(F)			169	106,614

Prairie Provident Resources, Inc. (Canada)(NON)			7,064	4,477

SandRidge Energy, Inc.(NON)			3,641	83,852

Seventy Seven Energy, Inc.(NON)			71	1,704

TCEH Corp.(NON)			3,510	53,352

Tribune Media Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $746,929)				$495,269

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16(R)			$230,000	$231,006

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			156,000	147,128

SandRidge Energy, Inc. cv. company guaranty sr. unsec. sub. notes zero %, 10/4/20			85,843	105,158

Total convertible bonds and notes (cost $447,216)				$483,292

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			16,265	$415,245

Total preferred stocks (cost $412,195)				$415,245

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Goldman Sachs International

1.023/3 month USD-LIBOR-BBA/Nov-18	Nov-16/1.023		$103,536,800	$37,273

Total purchased swap options outstanding (cost $165,659)				$37,273

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Nov-16/$100.46		$31,000,000	$19,220

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.77		27,000,000	418,446

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.58		27,000,000	380,295

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.02		27,000,000	277,641

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83		27,000,000	247,725

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-16/103.48		142,000,000	61,060

Total purchased options outstanding (cost $1,729,062)				$1,404,387

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	6,732	$17,032

Seventy Seven Energy, Inc.	8/1/21	23.82	388	2,716

Total warrants (cost $1,552)				$19,748

SHORT-TERM INVESTMENTS (5.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.50%(AFF)		Shares	17,082,230	$17,082,230

State Street Institutional Liquid Reserves Fund Trust Class 0.38%(P)			284,000	284,000

U.S. Treasury Bills 0.260%, 12/15/16(SEGCCS)			$195,000	194,957

U.S. Treasury Bills 0.233%, 12/1/16(SEG)SEGSF)(SEGCCS)			2,143,000	2,142,691

U.S. Treasury Bills 0.277%, 11/25/16(SEG)(SEGSF)(SEGCCS)			3,440,000	3,439,611

U.S. Treasury Bills 0.257%, 11/17/16(SEG)(SEGSF)(SEGCCS)			1,277,000	1,276,899

U.S. Treasury Bills 0.289%, 11/10/16(SEG)(SEGSF)(SEGCCS)			9,467,000	9,466,707

U.S. Treasury Bills 0.244%, 11/3/16(SEGSF)(SEGCCS)			653,000	652,996

Total short-term investments (cost $34,539,308)				$34,540,091

TOTAL INVESTMENTS

Total investments (cost $948,811,733)(b)				$927,384,506

FORWARD CURRENCY CONTRACTS at 10/31/16 (aggregate face value $362,831,843) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$3,371,971	$3,395,310	$(23,339)
	British Pound	Sell	12/21/16	4,082,556	4,290,270	207,714
	Canadian Dollar	Buy	1/18/17	1,044	1,062	(18)
	Euro	Sell	12/21/16	677,285	638,512	(38,773)
	Hong Kong Dollar	Sell	11/16/16	2,960,563	2,961,598	1,035
	Japanese Yen	Buy	11/16/16	2,690,090	2,799,291	(109,201)
	Japanese Yen	Sell	11/16/16	2,690,090	2,709,351	19,261
	New Zealand Dollar	Buy	1/18/17	3,649,437	3,646,362	3,075
	Norwegian Krone	Sell	12/21/16	2,519,435	2,530,976	11,541
	Swedish Krona	Buy	12/21/16	2,908,951	2,806,361	102,590
Barclays Bank PLC
	Australian Dollar	Buy	1/18/17	1,693,312	1,705,171	(11,859)
	British Pound	Sell	12/21/16	2,317,431	2,510,851	193,420
	Euro	Sell	12/21/16	941,554	961,718	20,164
	Japanese Yen	Sell	11/16/16	448,747	484,561	35,814
	Swedish Krona	Buy	12/21/16	2,884,645	2,955,395	(70,750)
	Swedish Krona	Sell	12/21/16	2,884,645	2,954,572	69,927
	Swiss Franc	Sell	12/21/16	116,748	116,891	143
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	82,835	94,223	(11,388)
	Brazilian Real	Sell	1/3/17	2,005,259	1,948,053	(57,206)
	British Pound	Sell	12/21/16	792,493	858,450	65,957
	Canadian Dollar	Buy	1/18/17	2,821,102	2,838,087	(16,985)
	Euro	Sell	12/21/16	2,171,252	2,120,569	(50,683)
	Mexican Peso	Sell	1/18/17	446,250	435,134	(11,116)
	New Zealand Dollar	Buy	1/18/17	3,326,804	3,311,231	15,573
	Swedish Krona	Buy	12/21/16	2,764,897	2,790,786	(25,889)
	Swedish Krona	Sell	12/21/16	2,764,897	2,912,647	147,750
Credit Suisse International
	Canadian Dollar	Buy	1/18/17	8,867,505	9,031,385	(163,880)
	Canadian Dollar	Sell	1/18/17	8,867,505	9,013,049	145,544
	Euro	Buy	12/21/16	327,091	334,317	(7,226)
	Euro	Sell	12/21/16	327,091	328,020	929
	Hong Kong Dollar	Sell	11/16/16	2,236,528	2,237,472	944
	Japanese Yen	Buy	11/16/16	3,029,007	3,049,797	(20,790)
	Japanese Yen	Sell	11/16/16	3,029,007	3,114,053	85,046
	Swedish Krona	Buy	12/21/16	7,451,023	7,736,609	(285,586)
	Swedish Krona	Sell	12/21/16	7,451,023	7,848,890	397,867
Goldman Sachs International
	Australian Dollar	Buy	1/18/17	4,953,367	4,988,682	(35,315)
	British Pound	Buy	12/21/16	123,892	131,025	(7,133)
	British Pound	Sell	12/21/16	2,888,119	3,115,248	227,129
	Canadian Dollar	Buy	1/18/17	2,334,543	2,384,846	(50,303)
	Canadian Dollar	Sell	1/18/17	979,758	999,250	19,492
	Euro	Buy	12/21/16	6,921,821	7,034,898	(113,077)
	Euro	Sell	12/21/16	6,921,821	7,071,881	150,060
	Indian Rupee	Buy	11/16/16	2,911,398	2,903,740	7,658
	Indian Rupee	Sell	11/16/16	2,911,398	2,910,949	(449)
	Indonesian Rupiah	Buy	11/16/16	2,956,054	2,915,158	40,896
	Indonesian Rupiah	Sell	11/16/16	2,956,054	2,938,591	(17,463)
	Japanese Yen	Buy	11/16/16	2,840,044	2,933,804	(93,760)
	Japanese Yen	Sell	11/16/16	6,141,182	6,315,691	174,509
	Russian Ruble	Buy	12/21/16	2,932,849	2,819,177	113,672
	Russian Ruble	Sell	12/21/16	2,912,785	2,944,670	31,885
	Swedish Krona	Buy	12/21/16	5,716,780	5,880,315	(163,535)
	Swedish Krona	Sell	12/21/16	5,710,609	5,945,311	234,702
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/17	124,671	125,562	(891)
	Euro	Buy	12/21/16	4,403,565	4,416,230	(12,665)
	Euro	Sell	12/21/16	4,403,565	4,477,717	74,152
	Hong Kong Dollar	Sell	11/16/16	2,956,746	2,957,985	1,239
	Swedish Krona	Buy	12/21/16	2,894,445	2,961,205	(66,760)
	Swedish Krona	Sell	12/21/16	2,894,445	2,964,473	70,028
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	4,339,198	4,369,489	(30,291)
	Australian Dollar	Sell	1/18/17	261,111	261,097	(14)
	British Pound	Buy	12/21/16	683,428	736,869	(53,441)
	British Pound	Sell	12/21/16	3,787,225	4,105,018	317,793
	Canadian Dollar	Buy	1/18/17	23,798	24,272	(474)
	Canadian Dollar	Sell	1/18/17	23,724	24,021	297
	Euro	Buy	12/21/16	12,797,237	13,099,241	(302,004)
	Euro	Sell	12/21/16	15,914,334	16,167,852	253,518
	Hong Kong Dollar	Sell	11/16/16	3,024,702	3,026,088	1,386
	Indian Rupee	Buy	11/16/16	2,954,618	2,923,542	31,076
	Indian Rupee	Sell	11/16/16	2,954,618	2,955,942	1,324
	Indonesian Rupiah	Buy	11/16/16	2,934,726	2,852,873	81,853
	Indonesian Rupiah	Sell	11/16/16	2,934,726	2,954,910	20,184
	Japanese Yen	Sell	11/16/16	1,857,664	1,910,234	52,570
	New Zealand Dollar	Buy	1/18/17	10,637,658	10,732,050	(94,392)
	New Zealand Dollar	Sell	1/18/17	2,969,370	2,970,804	1,434
	Norwegian Krone	Buy	12/21/16	3,252,847	3,214,195	38,652
	Norwegian Krone	Sell	12/21/16	11,669,904	11,763,125	93,221
	Russian Ruble	Buy	12/21/16	2,898,587	2,784,700	113,887
	Russian Ruble	Sell	12/21/16	2,869,540	2,871,889	2,349
	Swedish Krona	Buy	12/21/16	12,760,224	13,037,525	(277,301)
	Swedish Krona	Sell	12/21/16	11,468,210	12,032,492	564,282
	Swiss Franc	Buy	12/21/16	26,856	26,740	116
	Swiss Franc	Sell	12/21/16	81,277	82,440	1,163
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/17	2,913,299	2,935,961	(22,662)
	British Pound	Sell	12/21/16	2,184,225	2,368,552	184,327
	Canadian Dollar	Buy	1/18/17	931,863	952,428	(20,565)
	Canadian Dollar	Sell	1/18/17	931,863	950,414	18,551
	Euro	Sell	12/21/16	4,116,632	4,105,720	(10,912)
	Japanese Yen	Buy	11/16/16	2,943,043	3,060,571	(117,528)
	Japanese Yen	Sell	11/16/16	2,943,043	3,069,288	126,245
	New Zealand Dollar	Sell	1/18/17	2,924,299	2,869,434	(54,865)
	Swedish Krona	Buy	12/21/16	5,700,286	5,898,096	(197,810)
	Swedish Krona	Sell	12/21/16	5,700,286	5,795,225	94,939
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/18/17	1,965,585	1,979,681	(14,096)
	British Pound	Sell	12/21/16	1,522,488	1,585,010	62,522
	Canadian Dollar	Buy	1/18/17	4,124,188	4,213,021	(88,833)
	Canadian Dollar	Sell	1/18/17	4,124,188	4,206,289	82,101
	Euro	Sell	12/21/16	2,946,455	2,917,927	(28,528)
	Japanese Yen	Sell	11/16/16	2,764,693	2,843,389	78,696
UBS AG
	British Pound	Sell	12/21/16	2,186,799	2,373,385	186,586
	Euro	Sell	12/21/16	198,916	256,785	57,869
	Japanese Yen	Buy	11/16/16	2,917,968	2,960,395	(42,427)
	Japanese Yen	Sell	11/16/16	2,917,968	2,936,200	18,232
	Swedish Krona	Buy	12/21/16	2,826,985	2,957,507	(130,522)
	Swedish Krona	Sell	12/21/16	2,826,985	2,895,520	68,535
WestPac Banking Corp.
	Australian Dollar	Buy	1/18/17	4,117,189	4,146,066	(28,877)
	Canadian Dollar	Sell	1/18/17	20,143	20,139	(4)

Total						$2,241,838

FUTURES CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	22	$3,579,813	Dec-16	$159,550
U.S. Treasury Bond Ultra 30 yr (Long)	44	7,741,250	Dec-16	(492,009)
U.S. Treasury Note 10 yr (Short)	205	$26,573,125	Dec-16	249,435
U.S. Treasury Note Ultra 10 yr (Short)	101	14,293,078	Dec-16	69,502

Total				$(13,522)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/16 (premiums $5,222,352) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International

(0.6665)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.6665	$103,536,800	$1,035
(1.15)/3 month USD-LIBOR-BBA/Nov-18	Nov-16/1.15	103,536,800	11,389
1.1665/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.1665	103,536,800	120,103
JPMorgan Chase Bank N.A.

(0.634)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.634	103,536,800	104
1.134/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.134	103,536,800	139,775
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	1,970,630

Total			$2,243,036

WRITTEN OPTIONS OUTSTANDING at 10/31/16 (premiums $1,729,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.02	$27,000,000	$277,641
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83	27,000,000	247,725
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	27,000,000	171,585
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	27,000,000	171,585
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	27,000,000	150,606
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	27,000,000	150,606
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.52	27,000,000	99,873
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.33	27,000,000	86,589
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Nov-16/100.46	31,000,000	213,900
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Nov-16/103.48	142,000,000	782,420

Total			$2,352,530

TBA SALE COMMITMENTS OUTSTANDING at 10/31/16 (proceeds receivable $145,215,469) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 11/1/46	$2,000,000	11/14/16	$2,185,938
Federal National Mortgage Association, 3.50%, 11/1/46	114,000,000	11/14/16	119,683,390
Federal National Mortgage Association, 3.00%, 11/1/46	3,000,000	11/14/16	3,088,594
Federal National Mortgage Association, 2.50%, 11/1/46	20,000,000	11/14/16	19,962,699

Total			$144,920,621

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty/		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	JPMorgan Chase Bank N.A.
	MXN	84,723,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(98,109)
	MXN	51,234,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	(63,440)
	MXN	90,430,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(37,795)
	MXN	36,547,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(18,477)
	MXN	37,884,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(3,131)

	Total		$—	$(220,952)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$87,303,000	(E)	$(57,527)	12/21/21	1.25%	3 month USD-LIBOR-BBA	$414,259
		5,924,000	(E)	(66)	9/13/26	1.295%	1 Day Interbank Offered Rate- ICE Benchmark Administration Fixing for US Dollar	103,693
		415,310,000	(E)	(682,413)	12/21/18	1.015%	3 month USD-LIBOR-BBA	146,546
		63,025,300	(E)	179,352	12/21/26	1.60%	3 month USD-LIBOR-BBA	820,067
		15,006,800	(E)	(15,231)	12/21/46	3 month USD-LIBOR-BBA	1.90%	(568,082)
		6,991,000		(93)	9/21/26	3 month USD-LIBOR-BBA	1.525%	(98,147)
		103,446,000	(E)	(272,764)	12/21/21	3 month USD-LIBOR-BBA	1.30%	(579,481)
		40,642,000	(E)	(17,051)	12/21/26	1.55%	3 month USD-LIBOR-BBA	587,539
		8,463,000	(E)	(218,223)	12/21/46	3 month USD-LIBOR-BBA	2.00%	(328,140)
		5,734,000		(76)	9/26/26	1.486%	3 month USD-LIBOR-BBA	102,637
		51,054,400		(677)	9/27/26	3 month USD-LIBOR-BBA	1.467%	(1,007,099)
		5,924,000	(E)	(43)	9/27/26	1.353%	1 Day Interbank Offered Rate- ICE Benchmark Administration Fixing for US Dollar	88,811
		5,924,000	(E)	(43)	9/28/26	1.32%	1 Day Interbank Offered Rate- ICE Benchmark Administration Fixing for US Dollar	97,804
		20,565,800		(273)	10/6/26	1.52%	3 month USD-LIBOR-BBA	308,742
		20,565,800		(273)	10/6/26	1.52236%	3 month USD-LIBOR-BBA	304,164
		709,700	(E)	(24)	4/24/47	3 month USD-LIBOR-BBA	1.92%	(25,431)
		24,933,600	(E)	(42,384)	11/23/26	1.58%	3 month USD-LIBOR-BBA	233,855
	AUD	22,834,000	(E)	(212,671)	12/28/21	1.86%	6 month AUD-BBR-BBSW	59,475
	AUD	10,829,000	(E)	(77,720)	12/28/26	2.20%	6 month AUD-BBR-BBSW	127,365
	CAD	6,728,000	(E)	(58)	9/8/26	3 month CAD-BA-CDOR	1.58%	(68,748)
	CAD	6,728,000	(E)	(58)	9/8/26	3 month CAD-BA-CDOR	1.6275%	(57,597)
	CAD	52,751,000	(E)	(64,917)	12/21/21	1.05%	3 month CAD-BA-CDOR	(37,701)
	CAD	25,366,000	(E)	22,169	12/21/26	1.45%	3 month CAD-BA-CDOR	87,603
	CAD	11,379,000	(E)	(98)	10/19/26	1.8475%	3 month CAD-BA-CDOR	19,253
	CHF	6,312,000	(E)	(2,373)	12/21/26	6 month CHF-LIBOR-BBA	0.18%	60,865
	CHF	14,831,000	(E)	10,737	12/21/21	6 month CHF-LIBOR-BBA	0.50%	46,228
	EUR	25,922,000	(E)	(138,490)	12/21/21	6 month EUR-EURIBOR-REUTERS	0.10%	48,010
	EUR	14,331,000	(E)	4,558	12/21/26	6 month EUR-EURIBOR-REUTERS	0.40%	(198,871)
	GBP	7,360,000	(E)	(110)	9/8/26	1.075%	6 month GBP-LIBOR-BBA	196,035
	GBP	36,551,000	(E)	109,245	12/21/21	0.65%	6 month GBP-LIBOR-BBA	553,677
	GBP	10,283,000	(E)	61,501	12/21/26	0.90%	6 month GBP-LIBOR-BBA	427,903
	GBP	6,941,000	(E)	(96)	10/19/26	6 month GBP-LIBOR-BBA	1.386%	(65,182)
	NOK	71,981,000	(E)	16,095	12/21/26	1.55%	6 month NOK-NIBOR-NIBR	109,209
	NOK	106,600,000	(E)	5,370	12/21/21	1.25%	6 month NOK-NIBOR-NIBR	75,801
	NZD	16,289,000	(E)	68,867	12/21/21	2.30%	3 month NZD-BBR-FRA	145,279
	NZD	7,643,000	(E)	56,483	12/21/26	2.65%	3 month NZD-BBR-FRA	152,561
	SEK	454,000	(E)	(270)	12/21/21	3 month SEK-STIBOR-SIDE	0.10%	(44)
	SEK	72,645,000	(E)	4,366	12/21/26	3 month SEK-STIBOR-SIDE	0.80%	(14,381)
	ZAR	44,908,000		(41)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(44,778)
	ZAR	17,828,000		(17)	10/13/26	8.33%	3 month ZAR-JIBAR-SAFEX	(17,995)
	ZAR	17,828,000		(17)	10/31/26	8.14%	3 month ZAR-JIBAR-SAFEX	16

	Total			$(1,265,354)	$2,205,720
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$795,272	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$4,246
	283,438	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	66
	676,426	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,353
	685,934	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	159
	86,144	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(142)
	363,764	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(467)
	1,671,651	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	388
	1,352,574	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(6,949)
	801,731	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,393)
	1,095,815	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,685
	659,661	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,218
	836,566	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,813
	1,275,208	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,105)
	182,989	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(302)
	3,036,981	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,581)
	1,196,923	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,450
	4,213,883	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24,471)
	5,645,720	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(17,160)
	2,651,855	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(89)
	22,639,658	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,064
	13,167,013	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(69,408)
EUR	6,626,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(12,380)
EUR	3,313,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(3,440)
EUR	4,713,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(2,287)
Citibank, N.A.
	$1,332,532	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,828
	3,031,928	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,160
	463,127	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	635
Credit Suisse International
	1,010,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,387
	968,451	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,105)
	1,748,915	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,881
	1,859,330	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,702)
	2,040,740	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,454)
	1,867,681	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,280
	1,082,918	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,289
	86,791	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	504
	83,823	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	452
	735,479	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,963
	1,408,843	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,592
	388,237	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,092
	222,092	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,197
	6,203,269	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	37,011
	2,224,446	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,272
	2,206,602	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	12,938
	3,772,037	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,905)
Deutsche Bank AG
	968,451	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,105)
Goldman Sachs International
	987,175	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,974
	401,181	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(662)
	1,973,202	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,532
	1,973,202	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,532
	613,417	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,234)
	230,443	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,215)
	473,920	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	948
	71,278	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	143
	1,257,639	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,717
	476,811	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	953
	953,575	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,907
	28,860	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(48)
	432,413	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,279)
	840,373	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,430)
	518,848	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,735)
	39,755	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(210)
	106,045	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(559)
	4,491,325	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,973
	3,886,847	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,746
	3,137,729	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,221
	2,910,903	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,058)
	3,554,365	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	19,154
	2,815,506	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	15,173
	1,485,830	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	8,007
	2,207,364	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,170
	2,411,931	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,998)
	7,732,417	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,135
	2,783,939	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(12,096)
	9,790,502	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(56,855)
EUR	23,854,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(132,893)
EUR	7,876,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(43,878)
EUR	6,626,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	15,835
EUR	6,626,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	1,200
EUR	6,626,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(46,901)
EUR	3,884,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	1,948
JPMorgan Chase Bank N.A.
	$5,826,566	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,836
	3,380,631	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,632
	1,123,777	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,526
	3,138,010	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,223
	2,910,903	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(12,058)
EUR	3,313,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(36,761)
EUR	3,313,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(33,430)
EUR	4,155,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	894
EUR	3,418,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	1,715
JPMorgan Securities LLC
	$3,494,102	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,752
	804,165	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,334)

Total		$—	$(147,310)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$9,980	$146,000	5/11/63	300 bp	$(1,893)
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	(6,842)
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	(12,728)
	CMBX NA BBB- Index	BBB-/P	38,247	671,000	5/11/63	300 bp	(16,317)
	Credit Suisse International
	CMBX NA BB Index	—	(156,621)	1,116,000	1/17/47	(500 bp)	15,721
	CMBX NA BB Index	—	(104,332)	5,911,000	5/11/63	(500 bp)	802,580
	CMBX NA BB Index	—	(192,855)	1,178,000	1/17/47	(500 bp)	(10,939)
	CMBX NA BB Index	—	(3,146)	324,000	1/17/47	(500 bp)	46,889
	CMBX NA BBB- Index	BBB-/P	12,042	246,000	5/11/63	300 bp	(7,962)
	CMBX NA BBB- Index	BBB-/P	123,134	2,510,000	5/11/63	300 bp	(80,971)
	CMBX NA BBB- Index	BBB-/P	143,170	2,180,000	1/17/47	300 bp	(40,858)
	CMBX NA BBB- Index	BBB-/P	3,368,966	45,579,000	1/17/47	300 bp	(478,662)
	Goldman Sachs International
	CMBX NA BB Index	—	(266,285)	2,603,000	5/11/63	(500 bp)	133,088
	CMBX NA BB Index	—	(71,729)	474,000	1/17/47	(500 bp)	1,470
	CMBX NA BB Index	—	(135,933)	804,000	1/17/47	(500 bp)	(11,773)
	CMBX NA BBB- Index	BBB-/P	31,646	638,000	5/11/63	300 bp	(20,234)
	CMBX NA BBB- Index	BBB-/P	31,103	638,000	5/11/63	300 bp	(20,777)
	CMBX NA BBB- Index	BBB-/P	34,009	652,000	5/11/63	300 bp	(19,010)
	CMBX NA BBB- Index	BBB-/P	93,617	1,935,000	5/11/63	300 bp	(63,731)
	CMBX NA BBB- Index	BBB-/P	68,127	865,000	1/17/47	300 bp	(4,893)
	CMBX NA BBB- Index	BBB-/P	174,322	2,501,000	1/17/47	300 bp	(36,805)
	CMBX NA BBB- Index	BBB-/P	537,139	7,267,000	1/17/47	300 bp	(76,317)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	117,048	2,116,000	5/11/63	300 bp	(55,019)
	CMBX NA BBB- Index	BBB-/P	238,942	3,047,000	5/11/63	300 bp	(8,830)
	CMBX NA BBB- Index	BBB-/P	3,348	132,000	1/17/47	300 bp	(7,795)
	CMBX NA BBB- Index	BBB-/P	22,785	432,000	1/17/47	300 bp	(13,683)
	CMBX NA BBB- Index	BBB-/P	25,838	467,000	1/17/47	300 bp	(13,584)
	CMBX NA BBB- Index	BBB-/P	62,851	770,000	1/17/47	300 bp	(2,214)
	CMBX NA BBB- Index	BBB-/P	24,807	949,000	1/17/47	300 bp	(55,304)

	Total		$4,289,933	$(67,393)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $585,971,965.
(b)	The aggregate identified cost on a tax basis is $966,241,480, resulting in gross unrealized appreciation and depreciation of $4,833,509 and $43,690,483, respectively, or net unrealized depreciation of $38,856,974.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$10,615,872	$53,648,926	$47,182,568	$22,787	$17,082,230
	Totals	$10,615,872	$53,648,926	$47,182,568	$22,787	$17,082,230
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $318,397,882 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.6%
	Greece	2.1
	Russia	1.9
	Brazil	1.8
	Argentina	1.4
	Mexico	1.1
	Canada	0.9
	Luxembourg	0.5
	Indonesia	0.5
	Other	2.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $231,004 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,177,822 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,386,779 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$23,241
Energy	311,832	—	106,844
Utilities and power	53,352	—	—
Total common stocks	365,184	—	130,085
Convertible bonds and notes	—	483,292	—
Corporate bonds and notes	—	191,232,375	765
Foreign government and agency bonds and notes	—	51,100,842	—
Mortgage-backed securities	—	296,065,319	—
Preferred stocks	415,245	—	—
Purchased options outstanding	—	1,404,387	—
Purchased swap options outstanding	—	37,273	—
Senior loans	—	12,624,762	—
U.S. government and agency mortgage obligations	—	338,851,663	—
U.S. treasury obligations	—	113,475	—
Warrants	17,032	2,716	—
Short-term investments	17,366,230	17,173,861	—

Totals by level	$18,163,691	$909,089,965	$130,850

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,241,838	$—
Futures contracts	(13,522)	—	—
Written options outstanding	—	(2,352,530)	—
Written swap options outstanding	—	(2,243,036)	—
TBA sale commitments	—	(144,920,621)	—
Interest rate swap contracts	—	3,250,122	—
Total return swap contracts	—	(147,310)	—
Credit default contracts	—	(4,357,326)	—

Totals by level	$(13,522)	$(148,528,863)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,907,937	$6,265,263
Foreign exchange contracts	5,223,424	2,981,586
Equity contracts	19,748	—
Interest rate contracts	8,442,564	8,507,180

Total	$15,593,673	$17,754,029

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$278,500,000
Purchased swap option contracts (contract amount)		$121,100,000
Written TBA commitment option contracts (contract amount)		$394,000,000
Written swap option contracts (contract amount)		$533,100,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$486,700,000
OTC interest rate swap contracts (notional)		$13,700,000
Centrally cleared interest rate swap contracts (notional)		$1,210,500,000
OTC total return swap contracts (notional)		$269,600,000
OTC credit default contracts (notional)		$84,600,000
Warrants (number of warrants)		5,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
	Centrally cleared interest rate swap contracts§	—	—	1,011,812	—	—	—	—	—	—	—	—	—	—	—	—	1,011,812
	OTC Total return swap contracts*#	—	52,442	—	6,623	98,858	—	217,268	—	80,826	19,752	—	—	—	—	—	475,769
	OTC Credit default contracts*#	—	—	—	—	1,311,205	—	596,732	—	—	—	—	—	—	—	—	1,907,937
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	345,216	319,468	—	229,280	630,330	—	1,000,003	145,419	1,575,105	—	—	424,062	223,319	331,222	—	5,223,424
	Purchased swap options#	—	—	—	—	—	—	37,273	—	—	—	—	—	—	—	—	37,273
	Purchased options#	—	—	—	—	—	—	—	—	1,404,387	—	—	—	—	—	—	1,404,387

	Total Assets	$345,216	$371,910	$1,011,812	$235,903	$2,040,393	$—	$1,851,276	$145,419	$3,060,318	$19,752	$—	$424,062	$223,319	$331,222	$—	$10,060,602

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	—	—	—	220,952	—	—	—	—	—	—	220,952
	Centrally cleared interest rate swap contracts§	—	—	1,192,106	—	—	—		—	—	—	—	—	—	—	—	1,192,106
	OTC Total return swap contracts*#	—	155,174	—	—	43,166	5,105	333,051	—	82,249	4,334	—	—	—	—	—	623,079
	OTC Credit default contracts*#	145,720	—	—	—	4,255,765	—	1,211,730	—	—	652,048	—	—	—	—	—	6,265,263
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	13,370	—	—	—	—	13,370
	Forward currency contracts#	171,331	82,609	—	173,267	477,482	—	481,035	80,316	757,917	—	—	424,342	131,457	172,949	28,881	2,981,586
	Written swap options#	—	—	—	—	—	—	132,527	—	2,110,509	—	—	—	—	—	—	2,243,036
	Written options#	—	—	—	—	—	—	—	—	2,352,530	—	—	—	—	—	—	2,352,530

	Total Liabilities	$317,051	$237,783	$1,192,106	$173,267	$4,776,413	$5,105	$2,158,343	$80,316	$5,524,157	$656,382	$13,370	$424,342	$131,457	$172,949	$28,881	$15,891,922

	Total Financial and Derivative Net Assets	$28,165	$134,127	$(180,294)	$62,636	$(2,736,020)	$(5,105)	$(307,067)	$65,103	$(2,463,839)	$(636,630)	$(13,370)	$(280)	$91,862	$158,273	$(28,881)	$(5,831,320)
	Total collateral received (pledged)##†	$28,165	$113,475	$—	$62,636	$(2,640,978)	$(5,105)	$(307,067)	$—	$(2,063,845)	$(339,989)	$—	$49,000	$91,862	$158,273	$—
	Net amount	$—	$20,652	$(180,294)	$—	$(95,042)	$—	$—	$65,103	$(399,994)	$(296,641)	$(13,370)	$(49,280)	$—	$—	$(28,881)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016